Note 16 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other receivables, carrying amount	$ 4,212	$ 3,515
Other receivables, fair value	4,212	3,515
Long-term debt, carrying amount	334,523	269,625
Long-term debt, fair value	$ 344,198	$ 282,109